IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                           Five Cambridge Center
                                                             Cambridge, MA 02142
                                                                  (617) 234-3000



Integrated ARROs Fund I (the "Fund")
------------------------------------

September, 2000

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2000. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                             Integrated ARROs Fund I
                       Statement of Assets and Liabilities
                                  June 30, 2000
                                   (unaudited)




Assets

Cash                                                          $    236,509

Investment in payment obligations, at
   minimum termination value (cost $2,634,352)                  10,307,164
                                                           ----------------

Total Assets                                                    10,543,673
                                                           ================


Liabilities

Distributions payable                                              236,509
                                                           ----------------


Net Assets                                                    $ 10,307,164
                                                           ================

Net Asset Value per unit (2,771 units outstanding)            $   3,719.65
                                                           ================


                       See notes to financial statements

                             Integrated ARROs Fund I
                             Statement of Operations
                         Six Months Ended June 30, 2000
                                   (unaudited)




Investment income:

Interest and discount earned                      $ 548,175
                                             ===================




                       See notes to financial statements

                             Integrated ARROs Fund I
                       Statement of Changes in Net Assets
                                  June 30, 2000
                                   (unaudited)




Decrease in net assets from operations:

Net investment income                                         $    548,175
                                                            ---------------

Net increase in net assets resulting from operations               548,175

Total declared as distributions to Unitholders                    (569,769)
                                                            ---------------

Net decrease in net assets                                         (21,594)


Net Assets:

Beginning of period                                             10,328,758
                                                            ---------------

End of period                                                 $ 10,307,164
                                                            ===============



                       See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements


1.   GENERAL

     The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 1999, which is herein incorporated by reference.

     The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

     Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

3.   CONFLICTS OF INTEREST

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor.

     AP-PCC  III,  L.P.  ("AP-PCC"),   an  unaffiliated  third  party,  provides
     administrative services to Presidio, who in turn provides services to the Fund.

4.   COMMITMENTS AND CONTINGENCIES

     The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund II, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $33,689 in expenses from the proceeds of the January 2000 through June 2000 payment obligations received.

5.   DISTRIBUTION PAYABLE

     The Sponsor declared a $236,509 ($85.35 per unit) distribution payable to unitholders of record as of June 30, 2000. Such distribution was paid on July 17, 2000.

                             Integrated ARROs Fund I
        Schedule of Selected Per Unit Operating Performance, Ratios and
                               Supplemental Data


                                               Six Months Ended                  Year Ended
                                                 June 30, 2000                December 31, 1999
Per Unit Operating Performance                    (unaudited)                     (audited)
------------------------------              ------------------------       ------------------------
Net asset value, beginning of period             $   3,727.45                   $   3,754.79

Net investment income                                  197.83                         509.65

Distributions from net investment
  income and partial prepayments                      (205.62)                       (536.99)
                                            ------------------------       ------------------------

Net asset value, end of period                   $   3,719.66                   $   3,727.45
                                            ========================       ========================

Total investment return                          $     197.83                   $     509.65
                                            ========================       ========================

Ratios/Supplemental Data
------------------------

Net assets, end of period                        $ 10,307,164                   $ 10,328,758

Ratio of expenses to average net assets                  0.33%                          0.32%

Ratio of net investment income to
   average net assets                                    5.31%(1)                      13.62%

Portfolio turnover rate                                   N/A                           N/A

(1) Not annualized.

                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                                  June 30, 2000


   Partnership/
   Date Payment                                                                                       Original
    Obligation                                 Property                      Type of                 Principal
     Incurred            Lessee                Location(s)                   Property                  Amount
---------------------------------------------------------------------------------------------------------------------
Walando                  Walgreen              Orlando, FL                   Office/                      $820,000
03/18/81                 Company                                             Warehouse
                                                                             Building

Santex (2)               Albertson's           Venice, FL                    Retail                        570,000
07/01/81                 Inc.                  Livermore, CA                 Facilities


Lando                    Albertson's           Portland, OR                  Retail                        783,451
10/21/81                 Inc.                  Orlando, FL                   Facilities
(amended                                       Huntsville, AL
04/15/82)

Denville                 Xerox                 Lewisville, TX                Plant                         963,048
12/22/81                 Corporation                                         Facility
(amended
01/27/84)

Elway                    Safeway               Billings, MT                  Retail                      1,429,042
03/18/82                 Stores, Inc.          Fort Worth, TX                Facilities                         (5)
                                               Aurora, CO
                                               Mamoth Lakes, CA

Walstaff                 Walgreen              Flagstaff, AZ                 Warehouse/                  1,159,762
04/15/82                 Arizona                                             Distribution
(amended                 Drug Co.                                            Building
06/17/82)                (3)


Walcreek                 Hercules              Walnut Creek,                 Office                      1,306,709
08/01/82                 Credit Inc.           CA                            Building
(amended                 (4)
06/29/83,
12/3/84)
                                                                                                  -----------------
                                                                                                        $7,032,012
                                                                                                  =================


                                                              Discount To
   Partnership/                                                Arrive at
   Date Payment           Simple                                Minimum              Periodic                    Minimum
    Obligation           Interest          Accrued            Termination         Payment During               Termination
     Incurred              Rate           Interest              Amount           Primary Term (1)                Amount
-------------------------------------------------------------------------------------------------------------------------------
Walando                   13.0%          $1,463,084            1,307,835              5/1/96-4/1/06                $975,249
03/18/81                                                                                 $11,883/mo


Santex (2)                17.0%          $1,228,430              827,914              9/1/96-8/1/06                 970,516
07/01/81                                                                                 $13,342/mo


Lando                     16.0%          $1,968,665            1,790,554              7/1/97-1/1/07                 961,562
10/21/81                                                                               $62,656/semi
(amended
04/15/82)

Denville                  15.0%           2,400,531            2,229,622              8/1/98-7/1/08               1,133,957
12/22/81                                                                                 $12,038/mo
(amended
01/27/84)

Elway                     18.5%           4,020,061            3,395,429              7/1/97-6/1/07               2,053,674
03/18/82                                                                              $22,027/mo (6)                     (5)



Walstaff                  16.0%           2,911,106            2,206,272              2/1/98-6/1/03               1,864,596
04/15/82                                                                              $156,738/semi
(amended
06/17/82)


Walcreek                  18.5%          $2,976,484            1,935,583              0/1/97-9/1/07               2,347,610
08/01/82                                                                                 $30,155/mo
(amended
06/29/83,
12/3/84)
                                     -----------------   ----------------                                 ------------------
                                        $16,968,361          $13,693,209                                        $10,307,164
                                     =================   ================                                 ==================

(1)  Primary Term of the applicable net lease.
(2)  Two Payment Obligations, one for each property, treated as one.
(3)  Guaranteed by Walgreen Company.
(4)  Guaranteed by Hercules Incorporated
(5) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

                            INTEGRATED ARROS FUND I
        SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                     JANUARY 1, 2000 THROUGH JUNE 30, 2000

                      ACCRUED                                    ACCRUED
   DATE               INTEREST                DATE               INTEREST
 ---------           ----------             ---------           ----------
 01-Jan-00           16,837,880             23-Feb-00           16,917,597
 02-Jan-00           16,841,072             24-Feb-00           16,920,789
 03-Jan-00           16,844,263             25-Feb-00           16,923,981
 04-Jan-00           16,847,455             26-Feb-00           16,927,173
 05-Jan-00           16,850,647             27-Feb-00           16,930,364
 06-Jan-00           16,853,839             28-Feb-00           16,933,556
 07-Jan-00           16,857,030             29-Feb-00           16,847,303
 08-Jan-00           16,860,222             01-Mar-00           16,850,495
 09-Jan-00           16,863,414             02-Mar-00           16,853,686
 10-Jan-00           16,866,606             03-Mar-00           16,856,878
 11-Jan-00           16,869,797             04-Mar-00           16,860,070
 12-Jan-00           16,872,989             05-Mar-00           16,863,262
 13-Jan-00           16,876,181             06-Mar-00           16,866,453
 14-Jan-00           16,879,373             07-Mar-00           16,869,645
 15-Jan-00           16,882,564             08-Mar-00           16,872,837
 16-Jan-00           16,885,756             09-Mar-00           16,876,029
 17-Jan-00           16,888,948             10-Mar-00           16,879,220
 18-Jan-00           16,892,140             11-Mar-00           16,882,412
 19-Jan-00           16,895,331             12-Mar-00           16,885,604
 20-Jan-00           16,898,523             13-Mar-00           16,888,795
 21-Jan-00           16,901,715             14-Mar-00           16,891,987
 22-Jan-00           16,904,907             15-Mar-00           16,895,179
 23-Jan-00           16,908,098             16-Mar-00           16,898,371
 24-Jan-00           16,911,290             17-Mar-00           16,901,562
 25-Jan-00           16,914,482             18-Mar-00           16,904,754
 26-Jan-00           16,917,673             19-Mar-00           16,907,946
 27-Jan-00           16,920,865             20-Mar-00           16,911,138
 28-Jan-00           16,924,057             21-Mar-00           16,914,329
 29-Jan-00           16,927,249             22-Mar-00           16,917,521
 30-Jan-00           16,930,440             23-Mar-00           16,920,713
 31-Jan-00           16,933,632             24-Mar-00           16,923,905
 01-Feb-00           16,847,379             25-Mar-00           16,927,096
 02-Feb-00           16,850,571             26-Mar-00           16,930,288
 03-Feb-00           16,853,762             27-Mar-00           16,933,480
 04-Feb-00           16,856,954             28-Mar-00           16,936,672
 05-Feb-00           16,860,146             29-Mar-00           16,939,863
 06-Feb-00           16,863,338             30-Mar-00           16,943,055
 07-Feb-00           16,866,529             31-Mar-00           16,856,802
 08-Feb-00           16,869,721             01-Apr-00           16,859,994
 09-Feb-00           16,872,913             02-Apr-00           16,863,185
 10-Feb-00           16,876,105             03-Apr-00           16,866,377
 11-Feb-00           16,879,296             04-Apr-00           16,869,569
 12-Feb-00           16,882,488             05-Apr-00           16,872,761
 13-Feb-00           16,885,680             06-Apr-00           16,875,952
 14-Feb-00           16,888,872             07-Apr-00           16,879,144
 15-Feb-00           16,892,063             08-Apr-00           16,882,336
 16-Feb-00           16,895,255             09-Apr-00           16,885,528
 17-Feb-00           16,898,447             10-Apr-00           16,888,719
 18-Feb-00           16,901,639             11-Apr-00           16,891,911
 19-Feb-00           16,904,830             12-Apr-00           16,895,103
 20-Feb-00           16,908,022             13-Apr-00           16,898,295
 21-Feb-00           16,911,214             14-Apr-00           16,901,486
 22-Feb-00           16,914,406             15-Apr-00           16,904,678


                     ACCRUED                                     ACCRUED
  DATE               INTEREST                 DATE               INTEREST
---------           ----------              ---------           ----------
16-Apr-00           16,907,870              08-Jun-00           16,898,142
17-Apr-00           16,911,062              09-Jun-00           16,901,334
18-Apr-00           16,914,253              10-Jun-00           16,904,526
19-Apr-00           16,917,445              11-Jun-00           16,907,717
20-Apr-00           16,920,637              12-Jun-00           16,910,909
21-Apr-00           16,923,829              13-Jun-00           16,914,101
22-Apr-00           16,927,020              14-Jun-00           16,917,293
23-Apr-00           16,930,212              15-Jun-00           16,920,484
24-Apr-00           16,933,404              16-Jun-00           16,923,676
25-Apr-00           16,936,595              17-Jun-00           16,926,868
26-Apr-00           16,939,787              18-Jun-00           16,930,060
27-Apr-00           16,942,979              19-Jun-00           16,933,251
28-Apr-00           16,946,171              20-Jun-00           16,936,443
29-Apr-00           16,949,362              21-Jun-00           16,939,635
30-Apr-00           16,863,109              22-Jun-00           16,942,827
01-May-00           16,866,301              23-Jun-00           16,946,018
02-May-00           16,869,493              24-Jun-00           16,949,210
03-May-00           16,872,684              25-Jun-00           16,952,402
04-May-00           16,875,876              26-Jun-00           16,955,594
05-May-00           16,879,068              27-Jun-00           16,958,785
06-May-00           16,882,260              28-Jun-00           16,961,977
07-May-00           16,885,451              29-Jun-00           16,965,169
08-May-00           16,888,643              30-Jun-00           16,968,361
09-May-00           16,891,835
10-May-00           16,895,027
11-May-00           16,898,218
12-May-00           16,901,410
13-May-00           16,904,602
14-May-00           16,907,794
15-May-00           16,910,985
16-May-00           16,914,177
17-May-00           16,917,369
18-May-00           16,920,561
19-May-00           16,923,752
20-May-00           16,926,944
21-May-00           16,930,136
22-May-00           16,933,328
23-May-00           16,936,519
24-May-00           16,939,711
25-May-00           16,942,903
26-May-00           16,946,095
27-May-00           16,949,286
28-May-00           16,952,478
29-May-00           16,955,670
30-May-00           16,958,862
31-May-00           16,872,608
01-Jun-00           16,875,800
02-Jun-00           16,878,992
03-Jun-00           16,882,184
04-Jun-00           16,885,375
05-Jun-00           16,888,567
06-Jun-00           16,891,759
07-Jun-00           16,894,950